Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Long-term Debt [Abstract]
Long-term Debt
	December 31,
	2012	2013
5% Convertible Senior Unsecured Notes	$700,000	$700,000
9,5% Ocean Rig Senior Unsecured Notes	500,000	500,000
6.5% Drill Rigs Senior Secured Notes	800,000	800,000
Secured Credit Facilities – Drybulk Segment	716,354	638,820
Secured Credit Facilities – Tanker Segment	224,985	303,979
Term Loan B Facility - Drilling Segment	-	1,895,250
Secured Credit Facilities – Drilling Segment	1,607,500	890,000
Less: Deferred financing costs and equity component of notes	(162,124)	(160,046)
Total debt	4,386,715	5,568,003
Less: Current portion	(1,102,085)	(1,660,168)
Long-term portion	$3,284,630	$3,907,835

Loan movements for credit facilities and term loans throughout the year
Loan	Loan agreement date	Original Amount	December 31, 2012	New Loans	Repayments	December 31, 2013

Secured Credit Facility	October 2, 2007	$35,000	$17,500	-	(500)	$17,000
Secured Credit Facility	October 5, 2007	90,000	57,000	-	-	57,000
Secured Credit Facility	June 20, 2008	103,200	27,250	-	(3,000)	24,250
Secured Credit Facility	May 13, 2008	125,000	27,485	-	(5,890)	21,595
Secured Credit Facility	May 5, 2008	90,000	42,000	-	(6,000)	36,000
Secured Credit Facility	November 16, 2007	47,000	18,000	-	(2,000)	16,000
Secured Credit Facility	July 23,2008	126,400	63,825	-	(10,600)	53,225
Secured Credit Facility	March 13, 2008	130,000	32,915	-	(2,674)	30,241
Secured Credit Facility	February 7, 2011	70,000	61,833	-	(4,666)	57,167
Secured Credit Facility	April 20, 2011	32,313	29,082	-	(2,155)	26,927
Secured Credit Facility	October 26, 2011	141,350	134,070	-	(10,840)	123,230
Secured Credit Facility	April 15, 2011	800,000	700,000	-	(700,000)	-
Secured Credit Facility	October 24, 2012	107,669	-	100,856	(4,202)	96,654
Senior Secured Credit Facility	February 28, 2013	1,350,000	-	900,000	(10,000)	890,000
Term Loan B Facility	July 12, 2013	1,900,000	-	1,900,000	(4,750)	1,895,250
Secured Credit Facility	March 31, 2006	753,637	271,570	-	(97,164)	174,406
Secured Credit Facility	March 19, 2012	87,654	18,171	-	(1,191)	16,980
Secured Credit Facility	July 18, 2008	1,125,000	907,500	-	(907,500)	-
Secured Credit Facility	February 14, 2012	122,580	37,580	81,720	(3,710)	115,590
Secured Credit Facility	September 18, 2007	325,000	103,058	-	(26,524)	76,534

5% Convertible Senior Unsecured Notes	November 21, 2009	460,000	700,000	-	-	700,000
9.5% Ocean Rig's Senior Unsecured Notes	April 14, 2011	500,000	500,000	-	-	500,000
6.5% Drill Rigs Senior Secured Notes	September 20, 2012	800,000	800,000	-	-	800,000
			$4,548,839	2,982,576	(1,803,366)	$5,728,049

Principal payment
2014	$1,743,904
2015	101,105
2016	1,399,293
2017	892,855
2018	572,329
2019 and thereafter	1,018,563
Total principal payments	5,728,049
Less: Financing fees and equity component of notes	(160,046)
Total debt	$5,568,003